AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 12, 2014

                                                             File No. 333-192858
                                                              File No. 811-22920

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          /X/
                         POST-EFFECTIVE AMENDMENT NO. 9                      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                AMENDMENT NO. 13                             /X/

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 932-7781
              (Registrant's Telephone Number, including Area Code)

                                MICHAEL BEATTIE
                              C/O SEI CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

SEAN GRABER, ESQUIRE                               DIANNE M. DESCOTEAUX, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                        C/O SEI CORPORATION
1701 MARKET STREET                                 ONE FREEDOM VALLEY DRIVE
PHILADELPHIA, PENNSYLVANIA 19103                   OAKS, PENNSYLVANIA 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          / /    Immediately upon filing pursuant to paragraph (b)
          /X/    On September 12, 2014 pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
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[X]     This  post-effective  amendment  designates  a  new effective date for a previously  filed  post-effective  amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund III (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until September 12, 2014, the effectiveness of Post-Effective Amendment No. 1 ("PEA No. 1"), which was filed with the Commission via EDGAR Accession No. 0001135428-14-000226 on March 31, 2014, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

                              PART A - PROSPECTUS

The Prospectus for the Nomura High Yield Fund (the "Fund"), a new series of the Trust, is incorporated herein by reference to Part A of PEA No. 1.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 1.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of Post-Effective Amendment No. 3, which was filed with the Commission via EDGAR Accession No. 0001135428-14-000416 on June 12, 2014 pursuant to paragraph
(b)(1)(iii) of Rule 485 under the 1933 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of August, 2014.


                                             THE ADVISORS' INNER CIRCLE FUND III

                                             By:                 *
                                                --------------------------------
                                                Michael Beattie
                                                President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

          *                           Trustee                    August 12, 2014
---------------------
William M. Doran

          *                           Trustee                    August 12, 2014
---------------------
Jon C. Hunt

          *                           Trustee                    August 12, 2014
---------------------
Thomas P. Lemke

          *                           Trustee                    August 12, 2014
---------------------
Randall S. Yanker

          *                           Trustee                    August 12, 2014
---------------------
Terrence O. Jones

          *                           President                  August 12, 2014
---------------------
Michael Beattie

          *                           Treasurer, Controller &    August 12, 2014
---------------------                 Chief Financial Officer
James F. Volk

* By: /s/ Dianne M. Descoteaux
------------------------------
Dianne M. Descoteaux
Attorney-in-Fact